Other assets	12 Months Ended
Mar. 31, 2024
Disclosure Of Other Assets [Abstract]
Other assets
10.	Other assets

Non-current	March 31, 202 4	March 31, 202 3
Other deposits and receivables	4,256,687	4,540,098
	4,256,687	4,540,098

Financial assets included in other assets	2,004,216	850,261

“Financial assets included in Other assets” comprise security deposits and Bank deposits having a maturity period of more than
12
months, interest accrued on investments, and other non-current advances made in the ordinary course of business. While non-current deposits are included as part of Other Assets and disclosed as “Financial assets included in other assets,” the receivables are separately disclosed as part of Note 13.